Investments in associates and results related to associates (Details)	1 Months Ended	3 Months Ended
	May 31, 2021	Mar. 31, 2022 EUR (€) director	Dec. 31, 2021 EUR (€)
Disclosure of associates [line items]
Investments in associates			€ 8,000
Results related to associates		€ (8,000)
Yarrow Biotechnology, Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%	5.10%	4.90%
Investments in associates		€ 0	€ 8,000
Total number of board members | director		3
Right to appoint number of board member | director		1
Results related to associates		€ (8,000)